Distribution Date:	05/17/23	Wells Fargo Commercial Mortgage Trust 2015-NXS2
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2015-NXS2
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-15	Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	23-24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989MAA7	1.435000%	27,412,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989MAB5	3.020000%	161,100,000.00	15,691,197.84	0.00	39,489.51	0.00	0.00	39,489.51	15,691,197.84	38.33%	30.00%
A-3	94989MAC3	3.247000%	7,800,000.00	7,800,000.00	0.00	21,105.50	0.00	0.00	21,105.50	7,800,000.00	38.33%	30.00%
A-4	94989MAD1	3.498000%	150,000,000.00	150,000,000.00	0.00	437,250.00	0.00	0.00	437,250.00	150,000,000.00	38.33%	30.00%
A-5	94989MAE9	3.767000%	240,335,000.00	240,335,000.00	0.00	754,451.62	0.00	0.00	754,451.62	240,335,000.00	38.33%	30.00%
A-SB	94989MAF6	3.461000%	53,406,000.00	20,212,983.43	947,938.76	58,297.61	0.00	0.00	1,006,236.37	19,265,044.67	38.33%	30.00%
A-S	94989MAG4	4.121000%	51,432,000.00	51,432,000.00	0.00	176,626.06	0.00	0.00	176,626.06	51,432,000.00	31.01%	24.38%
B	94989MAK5	4.277545%	73,149,000.00	73,149,000.00	0.00	260,748.43	0.00	0.00	260,748.43	73,149,000.00	20.59%	16.38%
C	94989MAL3	4.277545%	36,575,000.00	36,575,000.00	0.00	130,376.00	0.00	0.00	130,376.00	36,575,000.00	15.38%	12.38%
D	94989MAM1	4.277545%	40,003,000.00	40,003,000.00	0.00	142,595.51	0.00	0.00	142,595.51	40,003,000.00	9.69%	8.00%
E	94989MAZ2	3.419000%	25,145,000.00	25,145,000.00	0.00	71,642.30	0.00	0.00	71,642.30	25,145,000.00	6.11%	5.25%
F	94989MBB4	3.419000%	18,287,000.00	18,287,000.00	0.00	35,167.37	0.00	0.00	35,167.37	18,287,000.00	3.50%	3.25%
G	94989MBD0	3.419000%	29,717,540.00	24,611,718.54	0.00	0.00	0.00	0.00	0.00	24,611,718.54	0.00%	0.00%
V	94989MBF5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989MBH1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			914,361,542.00	703,241,899.81	947,938.76	2,127,749.91	0.00	0.00	3,075,688.67	702,293,961.05

X-A	94989MAH2	0.601396%	691,485,000.00	485,471,181.27	0.00	243,300.22	0.00	0.00	243,300.22	484,523,242.51
X-E	94989MAP4	0.858545%	25,145,000.00	25,145,000.00	0.00	17,990.09	0.00	0.00	17,990.09	25,145,000.00
X-F	94989MAR0	0.858545%	18,287,000.00	18,287,000.00	0.00	13,083.50	0.00	0.00	13,083.50	18,287,000.00
X-G	94989MAT6	0.858545%	29,717,540.00	24,611,718.54	0.00	17,608.55	0.00	0.00	17,608.55	24,611,718.54
Notional SubTotal			764,634,540.00	553,514,899.81	0.00	291,982.36	0.00	0.00	291,982.36	552,566,961.05

Deal Distribution Total					947,938.76	2,419,732.27	0.00	0.00	3,367,671.03

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989MAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989MAB5	97.40035903	0.00000000	0.24512421	0.00000000	0.00000000	0.00000000	0.00000000	0.24512421	97.40035903
A-3	94989MAC3	1,000.00000000	0.00000000	2.70583333	0.00000000	0.00000000	0.00000000	0.00000000	2.70583333	1,000.00000000
A-4	94989MAD1	1,000.00000000	0.00000000	2.91500000	0.00000000	0.00000000	0.00000000	0.00000000	2.91500000	1,000.00000000
A-5	94989MAE9	1,000.00000000	0.00000000	3.13916666	0.00000000	0.00000000	0.00000000	0.00000000	3.13916666	1,000.00000000
A-SB	94989MAF6	378.47776336	17.74966783	1.09159289	0.00000000	0.00000000	0.00000000	0.00000000	18.84126072	360.72809553
A-S	94989MAG4	1,000.00000000	0.00000000	3.43416667	0.00000000	0.00000000	0.00000000	0.00000000	3.43416667	1,000.00000000
B	94989MAK5	1,000.00000000	0.00000000	3.56462057	0.00000000	0.00000000	0.00000000	0.00000000	3.56462057	1,000.00000000
C	94989MAL3	1,000.00000000	0.00000000	3.56462064	0.00000000	0.00000000	0.00000000	0.00000000	3.56462064	1,000.00000000
D	94989MAM1	1,000.00000000	0.00000000	3.56462040	0.00000000	0.00000000	0.00000000	0.00000000	3.56462040	1,000.00000000
E	94989MAZ2	1,000.00000000	0.00000000	2.84916683	0.00000000	0.00000000	0.00000000	0.00000000	2.84916683	1,000.00000000
F	94989MBB4	1,000.00000000	0.00000000	1.92308033	0.92608629	3.63318259	0.00000000	0.00000000	1.92308033	1,000.00000000
G	94989MBD0	828.18828678	0.00000000	0.00000000	2.35964653	95.56384512	0.00000000	0.00000000	0.00000000	828.18828678
V	94989MBF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989MBH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989MAH2	702.07044443	0.00000000	0.35185177	0.00000000	0.00000000	0.00000000	0.00000000	0.35185177	700.69957050
X-E	94989MAP4	1,000.00000000	0.00000000	0.71545397	0.00000000	0.00000000	0.00000000	0.00000000	0.71545397	1,000.00000000
X-F	94989MAR0	1,000.00000000	0.00000000	0.71545360	0.00000000	0.00000000	0.00000000	0.00000000	0.71545360	1,000.00000000
X-G	94989MAT6	828.18828678	0.00000000	0.59253054	0.00000000	0.00000000	0.00000000	0.00000000	0.59253054	828.18828678

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/23 - 04/30/23	30	0.00	39,489.51	0.00	39,489.51	0.00	0.00	0.00	39,489.51	0.00
A-3	04/01/23 - 04/30/23	30	0.00	21,105.50	0.00	21,105.50	0.00	0.00	0.00	21,105.50	0.00
A-4	04/01/23 - 04/30/23	30	0.00	437,250.00	0.00	437,250.00	0.00	0.00	0.00	437,250.00	0.00
A-5	04/01/23 - 04/30/23	30	0.00	754,451.62	0.00	754,451.62	0.00	0.00	0.00	754,451.62	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	58,297.61	0.00	58,297.61	0.00	0.00	0.00	58,297.61	0.00
X-A	04/01/23 - 04/30/23	30	0.00	243,300.22	0.00	243,300.22	0.00	0.00	0.00	243,300.22	0.00
X-E	04/01/23 - 04/30/23	30	0.00	17,990.09	0.00	17,990.09	0.00	0.00	0.00	17,990.09	0.00
X-F	04/01/23 - 04/30/23	30	0.00	13,083.50	0.00	13,083.50	0.00	0.00	0.00	13,083.50	0.00
X-G	04/01/23 - 04/30/23	30	0.00	17,608.55	0.00	17,608.55	0.00	0.00	0.00	17,608.55	0.00
A-S	04/01/23 - 04/30/23	30	0.00	176,626.06	0.00	176,626.06	0.00	0.00	0.00	176,626.06	0.00
B	04/01/23 - 04/30/23	30	0.00	260,748.43	0.00	260,748.43	0.00	0.00	0.00	260,748.43	0.00
C	04/01/23 - 04/30/23	30	0.00	130,376.00	0.00	130,376.00	0.00	0.00	0.00	130,376.00	0.00
D	04/01/23 - 04/30/23	30	0.00	142,595.51	0.00	142,595.51	0.00	0.00	0.00	142,595.51	0.00
E	04/01/23 - 04/30/23	30	0.00	71,642.30	0.00	71,642.30	0.00	0.00	0.00	71,642.30	0.00
F	04/01/23 - 04/30/23	30	49,504.67	52,102.71	0.00	52,102.71	16,935.34	0.00	0.00	35,167.37	66,440.01
G	04/01/23 - 04/30/23	30	2,769,799.50	70,122.89	0.00	70,122.89	70,122.89	0.00	0.00	0.00	2,839,922.39
Totals			2,819,304.17	2,506,790.50	0.00	2,506,790.50	87,058.23	0.00	0.00	2,419,732.27	2,906,362.40

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989MAG4	4.121000%	51,432,000.00	51,432,000.00	0.00	176,626.06	0.00	0.00	176,626.06	51,432,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989MAK5	4.277545%	73,149,000.00	73,149,000.00	0.00	260,748.43	0.00	0.00	260,748.43	73,149,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989MAL3	4.277545%	36,575,000.00	36,575,000.00	0.00	130,376.00	0.00	0.00	130,376.00	36,575,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			161,156,000.03	161,156,000.00	0.00	567,750.49	0.00	0.00	567,750.49	161,156,000.00

Exchangeable Certificate Details
PEX	94989MAN9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

	Additional Information
Total Available Distribution Amount (1)	3,367,671.03
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,522,974.74	Master Servicing Fee	12,257.22
Interest Reductions due to Non recoverability Determination	0.00	Certificate Administrator Fee	2,661.57
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	293.02
ARD Interest	0.00	Trust Advisor Fee	762.46
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,522,974.74	Total Fees	16,184.27

Principal		Expenses/Reimbursements
Scheduled Principal	947,938.76	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	43,868.67
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	42,024.18
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,165.38
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	947,938.76	Total Expenses/Reimbursements	87,058.23

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,419,732.27
Excess Liquidation Proceeds	0.00	Principal Distribution	947,938.76
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,367,671.03
Total Funds Collected	3,470,913.50	Total Funds Distributed	3,470,913.53

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	703,241,899.81	703,241,899.81	Beginning Certificate Balance	703,241,899.81
(-) Scheduled Principal Collections	947,938.76	947,938.76	(-) Principal Distributions	947,938.76
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	702,293,961.05	702,293,961.05	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	704,946,353.03	704,946,353.03	Ending Certificate Balance	702,293,961.05
Ending Actual Collateral Balance	704,000,221.45	704,000,221.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.28%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	129,601,966.40	18.45%	25	4.5182	NAP	Defeased	12	129,601,966.40	18.45%	25	4.5182	NAP
2,000,000 or less	1	1,442,484.40	0.21%	25	5.3400	1.763300	1.20 or less	13	220,261,689.32	31.36%	10	3.9896	0.706260
2,000,001 to 3,000,000	3	7,943,212.12	1.13%	24	4.4028	2.693670	1.21 to 1.30	5	24,292,938.13	3.46%	23	4.2498	1.266501
3,000,001 to 4,000,000	5	17,453,478.44	2.49%	23	4.3861	1.641299	1.31 to 1.40	3	68,297,255.72	9.72%	25	4.3741	1.320635
4,000,001 to 5,000,000	4	17,775,430.71	2.53%	24	4.5302	1.588814	1.41 to 1.50	3	29,928,602.07	4.26%	24	4.2076	1.469739
5,000,001 to 6,000,000	1	5,151,447.79	0.73%	25	4.6200	2.677700	1.51 to 1.60	1	14,722,343.36	2.10%	26	4.4200	1.601700
6,000,001 to 7,000,000	4	25,781,381.11	3.67%	25	4.4206	1.837220	1.61 to 1.70	3	39,122,278.09	5.57%	25	4.8153	1.640411
7,000,001 to 8,000,000	3	22,940,328.14	3.27%	23	4.4556	0.277041	1.71 to 1.80	2	39,883,176.49	5.68%	26	4.2531	1.750192
8,000,001 to 9,000,000	1	8,732,280.16	1.24%	26	4.5660	0.836900	1.81 to 1.90	1	13,789,571.01	1.96%	25	4.0700	1.909500
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	6,037,576.03	0.86%	25	4.6300	1.911200
10,000,001 to 15,000,000	13	166,751,285.28	23.74%	24	4.3537	1.467643	2.01 to 2.25	4	59,743,805.08	8.51%	22	4.5759	2.193382
15,000,001 to 20,000,000	2	35,260,207.06	5.02%	25	4.8384	1.633917	2.26 to 2.50	2	18,324,958.59	2.61%	24	4.2232	2.380780
20,000,001 to 30,000,000	2	43,519,767.35	6.20%	24	4.3456	0.786694	2.51 to 2.75	4	33,330,633.75	4.75%	25	4.5176	2.626100
30,000,001 to 50,000,000	4	159,940,692.09	22.77%	5	3.8005	1.404191	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	1	60,000,000.00	8.54%	25	4.4100	1.315700	3.01 to 3.50	1	2,128,835.73	0.30%	25	4.3100	3.282400
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.51 or greater	1	2,828,331.28	0.40%	26	4.7500	3.759300
Totals	56	702,293,961.05	100.00%	20	4.3049	1.395953	Totals	56	702,293,961.05	100.00%	20	4.3049	1.395953
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	23	129,601,966.40	18.45%	25	4.5182	NAP	Totals	70	702,293,961.05	100.00%	20	4.3049	1.395953
California	10	161,205,521.55	22.95%	24	4.4523	1.775456
									Property Type³
Colorado	1	6,194,346.54	0.88%	26	4.8170	2.201600
Connecticut	1	21,119,767.35	3.01%	26	4.5000	1.096600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	1	40,000,000.00	5.70%	25	4.2900	0.772800		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	1	1,442,484.40	0.21%	25	5.3400	1.763300	Defeased	23	129,601,966.40	18.45%	25	4.5182	NAP
Idaho	1	5,151,447.79	0.73%	25	4.6200	2.677700	Industrial	3	18,317,419.88	2.61%	25	4.5981	2.541145
Illinois	2	7,475,131.50	1.06%	23	4.5556	1.002226	Lodging	11	140,038,424.50	19.94%	25	4.4942	1.734034
Indiana	1	11,086,196.46	1.58%	24	4.4400	1.127300	Mixed Use	7	78,495,204.52	11.18%	24	4.3252	0.473624
Michigan	1	2,128,835.73	0.30%	25	4.3100	3.282400	Multi-Family	2	13,883,727.95	1.98%	26	4.5860	1.519914
Minnesota	1	10,500,000.00	1.50%	25	4.3900	2.156400	Office	6	164,448,267.49	23.42%	24	4.4456	1.396324
Missouri	1	6,549,458.54	0.93%	24	4.1100	2.042500	Other	1	45,000,000.00	6.41%	(42)	2.3069	1.000700
Nebraska	1	3,154,125.94	0.45%	20	4.2500	1.261600	Retail	16	110,380,114.58	15.72%	24	4.3211	1.508071
Nevada	1	3,344,625.28	0.48%	24	4.4000	1.287800	Self Storage	1	2,128,835.73	0.30%	25	4.3100	3.282400
New Jersey	1	7,000,000.00	1.00%	25	4.1800	1.258900	Totals	70	702,293,961.05	100.00%	20	4.3049	1.395953
New York	5	84,078,262.82	11.97%	(12)	3.3980	0.816844
North Carolina	1	3,862,071.03	0.55%	25	4.6050	1.699700
Ohio	1	4,234,493.58	0.60%	21	4.0900	1.355100
Pennsylvania	5	50,392,393.40	7.18%	25	4.7491	1.073089
Tennessee	1	38,440,692.09	5.47%	26	4.2123	1.749700
Texas	3	15,024,770.01	2.14%	25	4.5647	1.541227
Utah	1	10,410,188.42	1.48%	23	4.4900	2.698100
Washington	4	62,369,976.58	8.88%	23	4.1960	1.072334
Washington, DC	1	13,464,443.50	1.92%	24	3.9600	1.444400
Wisconsin	1	4,062,762.14	0.58%	22	4.1400	1.357600

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	129,601,966.40	18.45%	25	4.5182	NAP	Defeased	12	129,601,966.40	18.45%	25	4.5182	NAP
	3.500% or less	1	45,000,000.00	6.41%	(42)	2.3069	1.000700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	13,464,443.50	1.92%	24	3.9600	1.444400	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	14	159,781,636.31	22.75%	24	4.1708	1.260718	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	14	218,123,046.96	31.06%	25	4.3909	1.323974	49 months or greater	44	572,691,994.65	81.55%	19	4.2567	1.389510
	4.501% to 4.750%	7	70,485,011.58	10.04%	23	4.6539	1.941120	Totals	56	702,293,961.05	100.00%	20	4.3049	1.395953
	4.751% to 5.000%	5	50,932,728.59	7.25%	26	4.8461	1.732438
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	2	14,905,127.71	2.12%	23	5.4755	1.073148
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	702,293,961.05	100.00%	20	4.3049	1.395953
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	129,601,966.40	18.45%	25	4.5182	NAP	Defeased	12	129,601,966.40	18.45%	25	4.5182	NAP
	60 months or less	44	572,691,994.65	81.55%	19	4.2567	1.389510	Interest Only	8	234,400,000.00	33.38%	11	3.9987	1.271860
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	36	338,291,994.65	48.17%	24	4.4354	1.471029
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	702,293,961.05	100.00%	20	4.3049	1.395953	Totals	56	702,293,961.05	100.00%	20	4.3049	1.395953
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	129,601,966.40	18.45%	25	4.5182	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or lesser	43	558,513,014.56	79.53%	19	4.2589	1.439604
	13 months to 24 months	1	14,178,980.09	2.02%	24	4.1690	(0.583700)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	702,293,961.05	100.00%	20	4.3049	1.395953
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	310928467	OF	Campbell	CA	Actual/360	4.410%	220,500.00	0.00	0.00	N/A	06/11/25	--	60,000,000.00	60,000,000.00	05/11/23
3	310928905	SS	Various	Various	Actual/360	4.385%	195,453.54	95,723.80	0.00	N/A	07/01/25	04/01/25	53,487,857.01	53,392,133.21	05/01/23
4	304110004	98	New York	NY	Actual/360	2.307%	86,508.75	0.00	0.00	11/05/19	04/05/35	--	45,000,000.00	45,000,000.00	05/05/23
5	310925489	LO	Nashville	TN	Actual/360	4.212%	135,201.06	75,385.14	0.00	N/A	07/11/25	--	38,516,077.23	38,440,692.09	04/11/23
6	610928899	OF	Orlando	FL	Actual/360	4.290%	143,000.00	0.00	0.00	N/A	06/11/25	--	40,000,000.00	40,000,000.00	04/11/23
7	303750003	OF	Palo Alto	CA	Actual/360	4.672%	142,106.67	0.00	0.00	N/A	01/05/25	--	36,500,000.00	36,500,000.00	05/05/23
8	304110008	MU	Stamford	CT	Actual/360	4.500%	79,338.62	37,199.00	0.00	N/A	07/05/25	--	21,156,966.35	21,119,767.35	05/05/23
9	301741072	RT	Robinson Township	PA	Actual/360	4.875%	80,917.36	40,800.53	0.00	N/A	06/06/25	--	19,918,118.23	19,877,317.70	05/06/23
10	304110010	MU	Seattle	WA	Actual/360	4.200%	78,400.00	0.00	0.00	N/A	03/05/25	--	22,400,000.00	22,400,000.00	03/05/23
12	304110012	LO	Philadelphia	PA	Actual/360	4.791%	61,542.95	31,750.67	0.00	N/A	07/05/25	--	15,414,640.03	15,382,889.36	05/05/23
13	310928476	RT	Various	CA	Actual/360	4.420%	54,345.12	31,989.08	0.00	N/A	07/11/25	--	14,754,332.44	14,722,343.36	05/11/23
14	304110014	LO	Napa	CA	Actual/360	4.220%	51,784.87	29,095.69	0.00	N/A	05/05/25	--	14,725,556.66	14,696,460.97	05/05/23
15	304110015	RT	Washington	DC	Actual/360	3.960%	44,536.55	31,481.39	0.00	N/A	05/05/25	--	13,495,924.89	13,464,443.50	05/05/23
16	610922473	RT	Lynnwood	WA	Actual/360	4.070%	46,863.79	27,762.46	0.00	N/A	06/11/25	--	13,817,333.47	13,789,571.01	05/11/23
17	304110017	LO	Binghamton	NY	Actual/360	5.490%	61,708.87	25,634.04	0.00	N/A	04/05/25	--	13,488,277.35	13,462,643.31	05/05/23
18	301741065	MU	New York	NY	Actual/360	4.169%	49,342.61	23,738.82	0.00	N/A	05/06/25	--	14,202,718.91	14,178,980.09	03/06/20
19	310929365	LO	Palo Alto	CA	Actual/360	4.330%	46,216.21	28,278.98	0.00	N/A	06/11/25	--	12,808,187.92	12,779,908.94	05/11/23
20	303750013	LO	Seattle	WA	Actual/360	4.110%	45,219.98	22,509.03	0.00	N/A	01/05/25	--	13,202,914.60	13,180,405.57	12/05/22
21	304110021	OF	Seattle	WA	Actual/360	4.410%	47,775.00	0.00	0.00	N/A	06/05/25	--	13,000,000.00	13,000,000.00	05/05/23
22	304110022	OF	Indianapolis	IN	Actual/360	4.440%	41,108.83	24,297.61	0.00	N/A	05/05/25	--	11,110,494.07	11,086,196.46	05/05/23
23	304110023	MF	Sacramento	CA	Actual/360	4.410%	39,622.91	23,547.41	0.00	N/A	06/05/25	--	10,781,742.96	10,758,195.55	05/05/23
24	301741061	LO	Saint George	UT	Actual/360	4.490%	39,054.33	27,495.04	0.00	N/A	04/06/25	--	10,437,683.46	10,410,188.42	05/06/23
25	301741073	LO	Scottsdale	AZ	Actual/360	4.874%	45,470.15	20,673.29	0.00	N/A	04/06/25	--	11,194,948.48	11,174,275.19	05/06/23
26	304110026	RT	San Francisco	CA	Actual/360	4.140%	39,676.90	20,406.40	0.00	N/A	04/05/25	--	11,500,550.05	11,480,143.65	05/05/23
27	304110027	SS	Union City	NJ	Actual/360	4.390%	33,634.14	20,134.18	0.00	N/A	06/05/25	--	9,193,843.61	9,173,709.43	05/05/23
28	310929370	IN	Plymouth	MN	Actual/360	4.390%	38,412.50	0.00	0.00	N/A	06/11/25	--	10,500,000.00	10,500,000.00	05/11/23
30	304110030	OF	West Palm Beach	FL	Actual/360	4.220%	29,809.01	19,209.51	0.00	N/A	04/05/25	--	8,476,494.34	8,457,284.83	05/05/23
31	304110031	SS	Jersey City	NJ	Actual/360	4.390%	30,943.41	18,523.44	0.00	N/A	06/05/25	--	8,458,336.63	8,439,813.19	05/05/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	301741074	MF	Houston	TX	Actual/360	4.566%	33,284.25	15,224.12	0.00	N/A	07/06/25	--	8,747,504.28	8,732,280.16	05/06/23
33	304110033	MF	Independence	MO	Actual/360	5.990%	38,677.59	20,863.76	0.00	N/A	07/05/25	--	7,748,432.11	7,727,568.35	05/05/23
34	304110034	MU	Pittsburgh	PA	Actual/360	4.390%	28,447.93	17,317.66	0.00	N/A	03/05/25	--	7,776,198.71	7,758,881.05	04/05/20
36	304110036	LO	Hummelstown	PA	Actual/360	4.700%	28,939.52	15,507.74	0.00	N/A	06/05/25	--	7,388,813.03	7,373,305.29	04/05/23
37	304110037	RT	New York	NY	Actual/360	4.290%	27,959.93	12,818.54	0.00	N/A	03/05/25	--	7,820,960.34	7,808,141.80	05/05/23
39	304110039	RT	Centerville	OH	Actual/360	4.455%	25,886.32	13,240.15	0.00	N/A	06/05/25	--	6,971,964.17	6,958,724.02	05/05/23
40	304110040	RT	Branson	MO	Actual/360	4.110%	22,483.30	15,009.55	0.00	N/A	05/05/25	--	6,564,468.09	6,549,458.54	05/05/23
41	301741075	LO	Colorado Springs	CO	Actual/360	4.817%	24,912.85	11,885.69	0.00	N/A	07/06/25	--	6,206,232.23	6,194,346.54	05/06/23
42	410929293	MU	Franklin Township	NJ	Actual/360	4.180%	24,383.33	0.00	0.00	N/A	06/11/25	--	7,000,000.00	7,000,000.00	05/11/23
43	301741066	MU	Culver City	CA	Actual/360	4.630%	23,330.61	9,233.37	0.00	N/A	06/06/25	--	6,046,809.40	6,037,576.03	05/06/23
44	304110044	SS	Newark	NJ	Actual/360	4.390%	18,960.27	11,350.06	0.00	N/A	06/05/25	--	5,182,761.82	5,171,411.76	05/05/23
45	410927006	MF	Coeur DAlene	ID	Actual/360	4.620%	19,875.25	10,955.17	0.00	N/A	06/11/25	--	5,162,402.96	5,151,447.79	05/11/23
46	301741077	IN	Irwindale	CA	Actual/360	4.950%	20,621.53	10,070.24	0.00	N/A	07/06/25	--	4,999,158.84	4,989,088.60	05/06/23
48	304110048	LO	Mount Vernon	IL	Actual/360	4.832%	18,113.38	9,269.89	0.00	N/A	06/05/25	--	4,498,356.28	4,489,086.39	06/05/22
49	304110049	RT	Berea	OH	Actual/360	4.090%	14,466.33	9,905.90	0.00	02/05/25	02/05/35	--	4,244,399.48	4,234,493.58	05/05/23
50	304110050	RT	Grand Chute	WI	Actual/360	4.140%	14,048.88	9,377.54	0.00	03/05/25	03/05/35	--	4,072,139.68	4,062,762.14	05/05/23
51	304110051	SS	Jersey City	NJ	Actual/360	4.390%	14,314.06	8,568.74	0.00	N/A	06/05/25	--	3,912,728.46	3,904,159.72	05/05/23
52	304110052	OF	Greensboro	NC	Actual/360	4.605%	14,852.28	8,230.17	0.00	N/A	06/05/25	--	3,870,301.20	3,862,071.03	05/05/23
54	304110054	LO	New York	NY	Actual/360	4.236%	12,837.14	8,084.60	0.00	N/A	07/05/25	--	3,636,582.22	3,628,497.62	05/05/23
55	304110055	RT	McAllen	TX	Actual/360	4.410%	12,759.32	7,766.02	0.00	N/A	02/05/25	--	3,471,924.59	3,464,158.57	05/05/23
56	304110056	RT	Las Vegas	NV	Actual/360	4.400%	12,290.65	7,370.48	0.00	N/A	05/05/25	--	3,351,995.76	3,344,625.28	05/05/23
57	304110057	RT	Scottsbluff	NE	Actual/360	4.250%	11,196.59	7,262.96	0.00	01/05/25	01/05/35	--	3,161,388.90	3,154,125.94	05/05/23
58	304110058	RT	Fayetteville	NY	Actual/360	4.480%	11,562.66	6,736.35	0.00	N/A	05/05/25	--	3,097,141.60	3,090,405.25	05/05/23
59	304110059	RT	Geneseo	IL	Actual/360	4.140%	10,325.80	6,939.35	0.00	02/05/25	02/05/35	--	2,992,984.46	2,986,045.11	05/05/23
60	301741076	IN	Laredo	TX	Actual/360	4.750%	11,230.01	8,724.10	0.00	N/A	07/06/25	--	2,837,055.38	2,828,331.28	05/06/23
61	600927557	SS	Westland	MI	Actual/360	4.310%	7,663.03	4,723.44	0.00	N/A	06/11/25	--	2,133,559.17	2,128,835.73	05/11/23
62	304110062	RT	Johns Creek	GA	Actual/360	5.340%	6,431.39	2,772.17	0.00	N/A	06/05/25	--	1,445,256.57	1,442,484.40	05/05/23
63	410928186	SS	Waltham	MA	Actual/360	4.090%	4,626.41	3,095.49	0.00	N/A	03/11/25	--	1,357,381.39	1,354,285.90	05/11/23
Totals							2,522,974.74	947,938.76	0.00				703,241,899.81	702,293,961.05
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	4,178,757.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	4,213,128.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,902,937.00	0.00	--	--	--	0.00	0.00	209,944.27	209,944.27	0.00	0.00
6	1,746,999.32	0.00	--	--	--	0.00	0.00	141,666.66	141,666.66	0.00	0.00
7	6,542,006.36	2,281,929.75	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,286,887.00	408,526.88	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,479,568.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	647,454.88	0.00	--	--	--	0.00	0.00	77,935.20	158,654.22	0.00	0.00
12	2,069,641.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,759,558.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,653,492.00	2,592,795.65	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,302,542.00	330,336.38	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,766,741.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,382,387.00	697,885.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	(255,966.64)	01/01/21	06/30/21	12/12/22	7,529,276.88	487,030.91	46,587.42	2,311,603.26	1,357,834.89	0.00
19	2,562,596.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,030,475.00	0.00	--	--	12/12/22	0.00	55,256.86	67,537.57	316,033.38	0.00	0.00
21	921,645.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	985,401.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	2,404,027.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	688,082.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,069,047.67	270,048.97	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	536,197.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	(424,637.17)	0.00	--	--	01/11/23	2,696,403.75	195,233.78	35,784.82	1,508,362.72	282,458.81	0.00
36	539,638.00	0.00	--	--	--	0.00	36,663.60	44,324.11	44,324.11	0.00	0.00
37	624,262.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	975,402.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,157,696.11	1,114,654.33	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	329,373.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	752,070.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1,029,417.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	675,454.12	499,906.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	326,932.96	0.00	--	--	11/14/22	2,046,139.89	173,436.30	19,084.91	195,262.01	55,437.70	0.00
49	397,700.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	383,150.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	548,615.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	503,166.52	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	320,966.20	95,477.74	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	388,967.23	79,467.18	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	280,933.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	263,359.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	936,747.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	450,520.76	372,473.47	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	217,300.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	58,974,069.67	9,320,074.76				12,271,820.52	947,621.45	642,864.96	4,885,850.63	1,695,731.40	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	1	22,400,000.00	0	0.00	4	39,607,353.10	2	27,641,623.40	1	4,489,086.39	0	0.00	0	0.00	0	0.00	4.304946%	4.219402%	20
04/17/23	0	0.00	0	0.00	4	39,680,188.50	2	27,690,996.26	1	4,498,356.28	0	0.00	0	0.00	0	0.00	4.305161%	4.220141%	21
03/17/23	0	0.00	1	7,403,297.50	4	39,748,069.11	2	27,736,477.43	1	4,506,986.48	0	0.00	0	0.00	0	0.00	4.305360%	4.228303%	22
02/17/23	1	7,420,618.28	0	0.00	4	39,829,813.83	2	27,792,868.95	1	4,517,392.39	0	0.00	0	0.00	0	0.00	4.305603%	4.228544%	23
01/18/23	0	0.00	0	0.00	4	39,897,144.07	2	27,837,925.93	1	4,525,943.71	0	0.00	0	0.00	0	0.00	4.305798%	4.228740%	24
12/16/22	0	0.00	0	0.00	4	39,964,226.62	2	27,882,795.55	1	4,534,459.60	0	0.00	0	0.00	1	4,204,312.52	4.305993%	4.228934%	25
11/18/22	1	7,464,484.31	0	0.00	4	40,035,791.43	2	27,931,197.00	1	4,543,547.52	0	0.00	0	0.00	0	0.00	4.306164%	4.229402%	26
10/17/22	0	0.00	0	0.00	4	40,102,363.94	2	27,975,678.63	1	4,551,990.46	0	0.00	0	0.00	0	0.00	4.306355%	4.229592%	27
09/16/22	0	0.00	0	0.00	5	47,667,197.39	2	28,023,706.14	1	4,561,008.07	0	0.00	0	0.00	1	9,871,844.92	4.306559%	4.229795%	28
08/17/22	0	0.00	0	0.00	5	47,747,325.02	2	28,067,803.02	1	4,569,378.66	0	0.00	0	0.00	1	7,636,537.44	4.308155%	4.232073%	29
07/15/22	0	0.00	0	0.00	5	47,827,152.93	2	28,111,716.59	1	4,577,714.57	0	0.00	0	0.00	0	0.00	4.309818%	4.234249%	30
06/17/22	0	0.00	0	0.00	5	47,912,431.62	2	28,159,196.62	1	4,586,629.01	1	13,730,115.92	0	0.00	0	0.00	4.310014%	4.234446%	31
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	610928899	04/11/23	0	A	141,666.66	141,666.66	101,183.43	40,000,000.00	01/31/19	13
10	304110010	03/05/23	1	1	77,935.20	158,654.22	0.00	22,400,000.00	03/16/23	13
18	301741065	03/06/20	37	6	46,587.42	2,311,603.26	1,845,394.47	15,000,000.00	03/06/20	2		08/01/21
20	303750013	12/05/22	4	6	67,537.57	316,033.38	0.00	13,290,673.34	03/23/20	1
34	304110034	04/05/20	36	6	35,784.82	1,508,362.72	431,687.64	8,345,418.29	04/01/20	98
36	304110036	04/05/23	0	B	44,324.11	44,324.11	6,000.00	7,388,813.03	06/15/20	98
48	304110048	06/05/22	10	6	19,084.91	195,262.01	63,306.65	4,586,629.01	10/29/20	7			09/07/21
Totals					432,920.69	4,675,906.36	2,447,572.19	111,011,533.67
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		267,253,112	196,272,202	43,339,287		27,641,623
25 - 36 Months		375,603,423	371,114,336		0	4,489,086
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		59,437,427	59,437,427		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	702,293,961	640,286,608	22,400,000	0	20,939,287	18,668,066
Apr-23	703,241,900	663,561,711	0	0	20,979,113	18,701,075
Mar-23	704,128,369	656,977,002	0	7,403,298	21,016,349	18,731,720
Feb-23	705,185,682	657,935,250	7,420,618	0	21,060,818	18,768,996
Jan-23	706,064,706	666,167,562	0	0	21,097,756	18,799,388
Dec-22	706,940,364	666,976,138	0	0	21,134,561	18,829,666
Nov-22	712,082,079	664,581,804	7,464,484	0	21,173,702	18,862,090
Oct-22	712,956,981	672,854,617	0	0	21,210,230	18,892,134
Sep-22	713,887,669	666,220,472	0	0	28,742,865	18,924,332
Aug-22	724,641,477	676,894,152	0	0	28,793,182	18,954,143
Jul-22	733,171,359	685,344,206	0	0	28,843,310	18,983,843
Jun-22	734,122,902	686,210,471	0	0	28,896,722	19,015,710
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	310925489	38,440,692.09	38,516,077.22	66,700,000.00	09/22/22	4,421,616.00	1.74970	12/31/22	07/11/25	265
6	610928899	40,000,000.00	40,000,000.00	66,000,000.00	04/09/15	1,344,599.32	0.77280	12/31/22	06/11/25	I/O
10	304110010	22,400,000.00	22,400,000.00	34,000,000.00	12/19/14	471,773.88	0.49450	12/31/22	03/05/25	I/O
17	304110017	13,462,643.31	13,462,643.31	20,000,000.00	11/01/22	523,638.00	0.99920	06/30/22	04/05/25	262
18	301741065	14,178,980.09	15,000,000.00	11,800,000.00	11/29/22	(255,966.64)	(0.58370)	06/30/21	05/06/25	265
20	303750013	13,180,405.57	13,290,673.34	50,000,000.00	11/01/22	1,699,020.00	0.77010	12/31/22	01/05/25	265
34	304110034	7,758,881.05	8,345,418.29	7,500,000.00	12/09/22	(646,598.17)	(1.17730)	12/31/22	03/05/25	261
36	304110036	7,373,305.29	7,388,813.03	9,700,000.00	01/10/23	404,935.00	0.75920	12/31/22	06/05/25	264
48	304110048	4,489,086.39	4,586,629.01	3,200,000.00	10/26/22	272,001.96	0.82770	12/31/22	06/05/25	264
62	304110062	1,442,484.40	1,442,484.40	2,200,000.00	04/24/15	194,751.15	1.76330	12/31/22	06/05/25	264
Totals		162,726,478.19	164,432,738.60	271,100,000.00		8,429,770.50

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	310925489	LO	TN	06/22/20	9

The Loan transferred due to Monetary Default as a result of the Covid-19 pandemic. Borrower and Lender entered into a forbearance agreement effective 2/10/2021. Special Servicer is working with the Borrower to establish Cash Management

	accounts and will work to return the Loan to the Master Servicer.

6	610928899	OF	FL	01/31/19	13

The Loan continues to perform post COVID. Cash management has been finalized. Wyndham contracted their space by one floor. Monitoring lease-up of remaining former Wyndham space and discussions are ongoing with the Borrower on

	renewal probability of Visit Orlando and Wyndham.

10	304110010	MU	WA	03/16/23	13
	The Loan has recently transferred due to Imminent Monetary Default. The Borrower has not executed the PNL at this time. The Special Servicer is evaluating the appropriate next steps.

17	304110017	LO	NY	06/08/20	9

The Loan transferred in July 2020 due to a Monetary Default as a result of the Covid-19 pandemic. Special Servicer and Borrower have executed a Reinstatement Agreement to bring the Loan Current. There has been water damage at the

Property due to an expansion tank malfunction. Borrower has communicated that all major construction and repairs are complete. Lender has received a site inspection report confirming all construction and repairs have been completed by

	Borrower. Lender recently approved a Property Management change. Loan is being prepared to be sent back to the Master Servicer.

18	301741065	MU	NY	03/06/20	2

The loan transferred on 3/6/2020 due to non-monetary default as the borrower failed to comply with Section 6.3.2 of the loan documents which requires submission of financial information. A foreclosure judgment is pending and a court-appointed

	receiver is in place monitoring leasing activity and keeping the property secure.

20	303750013	LO	WA	03/23/20	1

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. A forbearance for deferral of payments was finalized and Lender approved a PPP loan. The Loan is performing under the forbearance and Lender finalized a new franchise agreement and comfort letter for the hotel with Accor. Lender had additional comments to the 2023 budget projections. The budget has been approved and the loan is being prepared to be sent

	back to the master servicer.

© 2021 Computershare. All rights reserved. Confidential.						Page 23 of 29

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
34	304110034	MU	PA	04/01/20	98

Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. The Loan is now in payment default. Special Servicer has filed foreclosure and receivership proceedings. While first contesting a receivers hip, Borrower eventually consented to the appointment of one. A receiver was appointed on February 11, 2022 and is evaluating the needs of the Property. Foreclosure suit has been filed and Borrower filed their response. Receiver is addressing deferred maintenance needs at the Property. Special Servicer is evaluating a potential receiver sale.

36	304110036	LO	PA	06/15/20	98

Borrower has entered into a reinstatement agreement with the Special Servicer. DACA and CMA are currently being established. Once completed, the loan will be reviewed for a return to the Master Servicer. 2023 Property Budget currently being review ed.

48	304110048	LO	IL	10/29/20	7

A receiver was put in place as of May 13, 2021 and a foreclosure sale occurred on September 7, 2021. The asset was placed on the TenX auction platform in March 2023. A sale is expected to close in June 2023.

62	304110062	RT	GA	05/10/23	13
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	310925489	0.00	4.21230%	0.00	4.21230%	10	02/09/21	04/11/20	03/11/21
17	304110017	0.00	5.49000%	0.00	5.49000%	8	05/02/22	05/05/22	--
20	303750013	0.00	4.11000%	0.00	4.11000%	10	12/13/21	06/05/20	--
30	304110030	9,060,310.20	4.22000%	9,060,310.20	4.22000%	10	07/27/20	06/05/20	08/11/20
41	301741075	6,561,605.21	4.81700%	6,561,605.21	4.81700%	10	07/01/20	05/06/20	08/11/20
52	304110052	4,111,413.86	4.60500%	4,111,413.86	4.60500%	10	04/02/20	06/05/20	09/11/20
Totals		19,733,329.27		19,733,329.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	303541121 10/18/19	90,000,000.00	322,000,000.00	90,293,165.23	89,097,068.35	90,293,165.23	1,196,096.88	902,931.65	0.00	451,534.10	451,397.55	0.50%
47	304110047 04/18/22	5,089,359.95	1,900,000.00	1,781,829.77	1,345,569.83	1,781,829.77	436,259.94	4,653,100.01	0.00	0.00	4,653,100.01	81.63%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		95,089,359.95	323,900,000.00	92,074,995.00	90,442,638.18	92,074,995.00	1,632,356.82	5,556,031.66	0.00	451,534.10	5,104,497.56

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	303541121	11/18/21	0.00	0.00	451,397.55	0.00	0.00	(209.24)	0.00	0.00	452,722.41
		11/18/19	0.00	0.00	451,606.79	0.00	(1,324.86)	(450,000.00)	0.00	0.00
		10/18/19	0.00	0.00	902,931.65	0.00	0.00	902,931.65	0.00	0.00
47	304110047	04/18/22	0.00	0.00	4,653,100.01	0.00	0.00	4,653,100.01	0.00	0.00	4,653,100.01
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,104,497.56	0.00	(1,324.86)	5,105,822.42	0.00	0.00	5,105,822.42

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	8,024.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	8,333.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	1,165.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	4,666.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	25,844.24	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	9,819.41	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	8,205.02	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	42,024.18	0.00	1,165.38	43,868.67	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		87,058.23

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29